Document And Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document And Entity Information
Document Type	20-F
Entity Registrant Name	PAINREFORM LTD.
Document Period End Date	Dec. 31, 2020
Entity Central Index Key	0001801834
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity File Number	001-39481
Entity Incorporation State Country Code	IL
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Ex Transition Period	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	8,758,037